Cover	12 Months Ended
Dec. 31, 2025 shares
Entity Addresses [Line Items]
Document Type	40-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-41824
Entity Registrant Name	Kolibri Global Energy Inc.
Entity Central Index Key	0001477081
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	925 Broadbeck Drive
Entity Address, Address Line Two	Suite 220
Entity Address, City or Town	Thousand Oaks
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91320
City Area Code	(805) 484-3613
Local Phone Number	484-3613
Title of 12(b) Security	Common shares, no par value
Trading Symbol	KGEI
Security Exchange Name	NASDAQ
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Common Stock, Shares Outstanding	35,471,833
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Opinion [Text Block]	We have audited the accompanying consolidated statements of financial position of Kolibri Global Energy, Inc. (the “Company”) as of December 31, 2025 and 2024, the related consolidated statements of operations and comprehensive income, changes in shareholders’ equity, and cash flows for the years then ended and the related notes, including material accounting policy information (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the years then ended, in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board (IFRS Accounting Standards)
Auditor Name	BDO USA, P.C.
Auditor Location	Houston, Texas
Auditor Firm ID	243
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	925 Broadbeck Drive
Entity Address, Address Line Two	Suite 220
Entity Address, City or Town	Thousand Oaks
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91320
City Area Code	(805)
Local Phone Number	484-3613
Contact Personnel Name	Gary Johnson